OPERATING LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Leases [Abstract]
OPERATING LEASES

NOTE 5 – OPERATING LEASES

Administrative Offices and Hemp Laboratory – Golden, Colorado

Effective August 1, 2017, we entered into a triple net lease of approximately 9,882 square feet of commercial space in Golden, Colorado in which our administrative offices and hemp laboratory are located. The term of the lease expires on July 31, 2020 and has no option for renewal. Basic rent is $3,302, $3,500 and $3,800 per month through, July 31, 2018, 2019 and 2020, respectively, plus we are responsible for all utilities. It is our intent presently, to renew the lease annual throughout the term of the lease.

Extraction and Cultivation Facility – Weldona, Colorado

Effective October 1, 2017, we entered into a triple net lease of approximately 40,000 square feet of industrial space located on five (5) acres of land in Weldona, Colorado that we us as our hemp extraction facility and hemp cultivation center. The term of the lease expires on September 31, 2018, with an annual option to renew the lease on an annual basis, that expires on September 30, 2022. The rent is $7,500 per month throughout the term of the lease, plus we are responsible for all utilities.

Extraction and Cultivation Facility - Jamaica

Our fifty percent (50%) owned subsidiary Cannabinoid Research & Development Company Limited (“CRD”) leases approximately 28 acres of land upon which their cultivation and extraction facility is located near Kingston, Jamaica. The land is leased for $1 per year from the father of one of the directors and members of CRD.

Future minimum payments for these leases are:

For the twelve Months Ending March 31,
2019	2020	2021	2021	2022
$131,208	$134,398	$105,198	$90,001	$45,001

NOTE 5 – OPERATING LEASES

Administrative Offices and Hemp Laboratory – Golden, Colorado

Effective August 1, 2017, we entered into a triple net lease of approximately 9,882 square feet of commercial space in Golden, Colorado in which our administrative offices and hemp laboratory are located. The term of the lease expires on July 31, 2020 and has no option for renewal. Basic rent is $3,302, $3,500 and $3,800 per month through, July 31, 2018, 2019 and 2020, respectively, plus we are responsible for all utilities. It is our intent presently, to renew the lease annual throughout the term of the lease.

Extraction and Cultivation Facility – Golden Colorado

Effective October 1, 2017, we entered into a triple net lease of approximately 40,000 square feet of industrial space located on five (5) acres of land in Weldona, Colorado that we us as our hemp extraction facility and hemp cultivation center. The term of the lease expires on September 31, 2018, with an annual option to renew the lease on an annual basis, that expires on September 30, 2022. The rent is $7,500 per month throughout the term of the lease, plus we are responsible for all utilities.

Extraction and Cultivation Facility - Jamaica

Our fifty percent (50%) owned subsidiary Cannabinoid Research & Development Company Limited (“CRD”) leases approximately 28 acres of land upon which their cultivation and extraction facility is located near Kingston, Jamaica. The land is leased for $1 per year from the father of one of the directors and members of CRD.

Future minimum payments for these leases are:

For the twelve Months Ending December 31,
2018	2019	2020	2021	2022
$130,613	$133,499	$116,597	$90,000	$67,500